Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table shows (i) the total compensation for our chief executive officer and, on an average basis, total compensation for our other named executive officers as set forth in the Summary Compensation Table (“SCT”); (ii) the “compensation actually paid” to our chief executive officer and, on an average basis, compensation actually paid to our other named executive officers (in each case, as determined under applicable SEC rules); (iii) our TSR; (iv) the TSR of the NASDAQ US Benchmark Auto Parts Index over the same period, (v) our net income and (vi) our adjusted pre-tax income, which is the most important financial measure that we used to link compensation actually paid to the named executive officers for 2023 to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.
					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total Compensation for CEO(1) ($)	Compensation Actually Paid to CEO(1,3) ($)	Average SCT Total Compensation for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(2,3) ($)	TSR (Company)(4) ($)	TSR (Peer Group)(4) ($)	Net Income(5) ($ in thousands)	Adjusted Pre-Tax Income(6) ($ in thousands)
2023	4,219,066	2,841,119	1,226,892	989,472	111.00	104.00	129,259	187,025
2022	3,079,982	1,006,154	1,142,856	508,834	108.00	108.00	121,549	189,800
2021	3,377,508	4,229,896	1,255,441	1,684,833	142.00	139.00	131,532	182,700
2020	2,238,694	2,707,653	1,244,728	1,580,887	119.00	114.00	106,870	143,050
(1)	Mr. Olsen served as president and chief executive officer for each of the years presented in the table.
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2023 and 2022, Messrs. Braun, Darby, Hession, and McKnight; for fiscal 2021, Messrs. Berman, Braun and Hession and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Braun, Darby, Hession and Kealey.

(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2023:

Adjustments	FY2023
	CEO ($)	Other NEOs Average ($)
Total from SCT	4,219,066	1,226,892
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(2,687,452)	(498,649)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	1,914,193	365,229
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	(714,588)	(133,017)
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	109,900	29,017
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	(1,377,947)	(237,420)
Compensation Actually Paid (as calculated)	2,841,119	989,472
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2021, 2022, and 2023 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2023. The remeasured fair value of the 2021, 2022 and 2023 awards was $84.90, $23.55, and $73.03 per share as of December 31, 2023.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ US Benchmark Auto Parts Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on February 28, 2024 (the “10-K Peer Group”).

(5)	Net income is calculated in accordance with GAAP and as reported in the Company’s Form 10-K filed with the SEC on February 28, 2024.
(6)
“Adjusted Pre-Tax Income” means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Pre-Tax Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote
(1)	Mr. Olsen served as president and chief executive officer for each of the years presented in the table.
(2)
The other named executive officers for each of the years presented in the table were as follows: for fiscal 2023 and 2022, Messrs. Braun, Darby, Hession, and McKnight; for fiscal 2021, Messrs. Berman, Braun and Hession and Mr. Michael B. Kealey, our then-Executive Vice President, Commercial; and, for fiscal 2020, Messrs. Braun, Darby, Hession and Kealey.

Peer Group Issuers, Footnote
(4)
TSR is determined based on the value of an initial fixed investment of $100 in common stock at December 31, 2019, assuming the reinvestment of dividends. The TSR peer group is the NASDAQ US Benchmark Auto Parts Index, as identified in Part II. Item 5 of the Company’s Form 10-K filed with the SEC on February 28, 2024 (the “10-K Peer Group”).

PEO Total Compensation Amount	$ 4,219,066	$ 3,079,982	$ 3,377,508	$ 2,238,694
PEO Actually Paid Compensation Amount	$ 2,841,119	1,006,154	4,229,896	2,707,653
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2023:

Adjustments	FY2023
	CEO ($)	Other NEOs Average ($)
Total from SCT	4,219,066	1,226,892
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(2,687,452)	(498,649)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	1,914,193	365,229
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	(714,588)	(133,017)
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	109,900	29,017
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	(1,377,947)	(237,420)
Compensation Actually Paid (as calculated)	2,841,119	989,472
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2021, 2022, and 2023 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2023. The remeasured fair value of the 2021, 2022 and 2023 awards was $84.90, $23.55, and $73.03 per share as of December 31, 2023.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Non-PEO NEO Average Total Compensation Amount	$ 1,226,892	1,142,856	1,255,441	1,244,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 989,472	508,834	1,684,833	1,580,887
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay vs. Performance Table, which are detailed in the table below. None of our named executive officers participate in a defined benefit plan, and so no adjustment for pension benefits is included in the table below. The following table details these adjustments for fiscal 2023:

Adjustments	FY2023
	CEO ($)	Other NEOs Average ($)
Total from SCT	4,219,066	1,226,892
Adjustments for stock and options awards
Subtract: Grant date fair value of Stock and Option Awards(a)	(2,687,452)	(498,649)
+: Fair value(b) of equity awards granted during the fiscal year, unvested as of fiscal year-end	1,914,193	365,229
+/-: Change in fair value(b) of unvested equity awards granted in prior years and outstanding at beginning and end of fiscal year	(714,588)	(133,017)
+/-: Change in fair value(b) for equity awards granted in prior years that vested in the fiscal year	109,900	29,017
-: Fair value(b) of equity awards that were forfeited in the fiscal year	—	—
Total Impact: Adjustments for stock and option awards	(1,377,947)	(237,420)
Compensation Actually Paid (as calculated)	2,841,119	989,472
(a)	The amounts reported in this row represent the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year.
(b)
We used a Monte Carlo simulation model to determine the grant date fair value of the 2021, 2022, and 2023 performance-based restricted stock awards that would vest based on the Company’s TSR and revalued those awards on December 31, 2023. The remeasured fair value of the 2021, 2022 and 2023 awards was $84.90, $23.55, and $73.03 per share as of December 31, 2023.

The assumptions used to calculate the fair value of stock options did not differ materially from those used to calculate grant date fair value for such awards; we used the Black-Scholes option valuation model to determine fair value as of the applicable year-end or vesting date(s), based on the same methodology previously used to determine grant date fair value, except that we used (a) the closing stock price on the applicable revaluation date as the current fair market value and (b) a reduced expected life, given applicable time lapsed since grant date.

Compensation Actually Paid vs. Total Shareholder Return
Comparisons
The charts below show, for the past four years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid” to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s Adjusted Pre-Tax Income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Compensation Actually Paid vs. Net Income
Comparisons
The charts below show, for the past four years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid” to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s Adjusted Pre-Tax Income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Compensation Actually Paid vs. Company Selected Measure
Comparisons
The charts below show, for the past four years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid” to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s Adjusted Pre-Tax Income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Total Shareholder Return Vs Peer Group
Comparisons
The charts below show, for the past four years, the following: (i) the relationship of the Company’s TSR relative to its peers in the 10-K Peer Group; and (ii) the relationship of “compensation actually paid” to our chief executive officer and each of our other named executive officers as a group and each of (a) the Company’s TSR; (b) the Company’s net income; and (c) the Company’s Adjusted Pre-Tax Income. TSR amounts represent the return on a $100 investment in common stock as of December 31, 2019, assuming the reinvestment of dividends.

Tabular List, Table
Most Important Financial Measures
The performance measures used to link compensation actually paid to our named executive officers for fiscal 2023 to Company performance are as follows:
Performance Measures
Net Sales
Adjusted Pre-Tax Income
Free Cash Flow as a % of Net Income
Relative TSR as compared with constituent companies in the S&P Growth Index
We believe these measures adequately align named executive officer incentives with the Company’s objectives, consistent with our compensation philosophy, as more fully described under “Executive Compensation: Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 111	108	142	119
Peer Group Total Shareholder Return Amount	104	108	139	114
Net Income (Loss)	$ 129,259,000	$ 121,549,000	$ 131,532,000	$ 106,870,000
Company Selected Measure Amount	187,025,000	189,800,000	182,700,000	143,050,000
PEO Name	Mr. Olsen	Mr. Olsen	Mr. Olsen	Mr. Olsen
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2021 Awards	$ 84.9
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2022 Awards	23.55
Performance-based Restricted Stock Awards Grant Date Fair Value per Share, Remeasured 2023 Awards	$ 73.03
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description
(6)
“Adjusted Pre-Tax Income” means the Company’s consolidated income before income taxes determined in accordance with GAAP, excluding the following items: (a) items generally excluded from earnings per share and earnings before interest, taxes, depreciation and amortization, or EBITDA, by the Company or institutional investors or analysts when evaluating the Company’s performance, such as one-time gains or losses from asset sales, dispute or litigation charges or recoveries, impairment charges, acts of God, restructuring charges and other non-GAAP adjustments, but including normal provisions for slow moving and obsolete inventory and accounts receivable; (b) the impact of any acquisitions, divestitures, discontinuance of business operations, or restructuring; and (c) the cumulative effect of any accounting changes.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow as a % of Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR as compared with constituent companies in the S&P Growth Index
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,377,947)
PEO | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,687,452)
PEO | Fair Value of Equity Awards Granted During the Fiscal Year Unvested as of Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,914,193
PEO | Change in Fair Value of Unvested Equity Awards Granted in Prior Years and Outstanding at Beginning and End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,588)
PEO | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,900
PEO | Fair Value of Equity Awards that were Forfeited in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,420)
Non-PEO NEO | Grant Date Fair Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,649)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Fiscal Year Unvested as of Fiscal Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,229
Non-PEO NEO | Change in Fair Value of Unvested Equity Awards Granted in Prior Years and Outstanding at Beginning and End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,017)
Non-PEO NEO | Change in Fair Value for Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,017
Non-PEO NEO | Fair Value of Equity Awards that were Forfeited in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0